Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000244082
Account Value [Line Items]
Line Graph and Table Measure Name	Hodges Blue Chip Equity Income Fund
Account Value	$ 30,281										$ 26,575	$ 20,882	$ 21,972	$ 18,685	$ 11,937	$ 13,360	$ 12,661	$ 11,137	$ 9,780	$ 10,000
C000244083
Account Value [Line Items]
Line Graph and Table Measure Name	Hodges Fund
Account Value	$ 20,753										21,086	15,795	18,038	17,564	6,234	11,556	13,508	12,074	9,242	10,000
C000244085
Account Value [Line Items]
Line Graph and Table Measure Name	Hodges Small Cap Fund
Account Value	$ 18,701										19,646	16,101	16,843	16,619	6,618	10,932	11,242	9,967	8,504	10,000
C000244084
Account Value [Line Items]
Line Graph and Table Measure Name	Hodges Small Cap Fund
Account Value	$ 18,221										19,196	15,760	16,535	16,352	6,533	10,815	11,145	9,907	8,482	10,000
C000252100
Account Value [Line Items]
Line Graph and Table Measure Name	Hodges Small Intrinsic Value Fund
Account Value	$ 8,474	$ 9,192	$ 9,761	$ 9,618	$ 10,383	$ 9,478	$ 9,846	$ 9,747	$ 10,089	$ 10,000
C000244086
Account Value [Line Items]
Line Graph and Table Measure Name	Hodges Small Intrinsic Value Fund
Account Value	$ 17,028										20,130	16,780	17,836	15,846	6,251	10,169	11,415	10,421	8,942	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,551										29,263	22,533	24,597	21,716	13,523	14,703	13,452	11,802	10,050	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482										30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,417										19,186	16,027	18,131	19,245	9,877	12,994	12,733	11,390	9,024	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,417										19,186	16,027	18,131	19,245	9,877	12,994	12,733	11,390	9,024	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 8,990	9,564	9,944	9,744	10,630	9,695	9,849	9,843	10,031	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,033										18,615	15,675	18,008	17,429	8,845	12,572	12,550	11,938	9,228	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482										30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482										30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482										30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,418	$ 11,040	$ 11,186	$ 10,883	$ 11,149	$ 10,531	$ 10,627	$ 10,405	$ 10,159	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482										$ 30,006	$ 23,103	$ 25,038	$ 21,650	$ 13,847	$ 14,886	$ 13,595	$ 11,926	$ 10,178	$ 10,000